Trade and other payables (Details) - GBP (£) £ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Trade and other payables [abstract]
Trade payables	£ 4,414	£ 906
Other taxes and social security	164	94
Accruals	4,078	2,884
Other creditors	276	100
Trade and other current payables	£ 8,932	£ 3,984